ACQUISITIONS (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended				0 Months Ended	12 Months Ended	24 Months Ended		0 Months Ended
	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 02, 2011 HURO	Dec. 31, 2011 HURO	Dec. 31, 2012 HURO	Oct. 02, 2011 HURO Trade name	Oct. 02, 2011 HURO Customer relationship	Oct. 02, 2011 HURO Contract backlog	Oct. 02, 2011 HURO Non-compete agreement
ACQUISITIONS
Ownership interest acquired (as a percent)					100.00%
Purchase price					$ 7,293
Cash consideration paid	9,004						3,282
Fair value of contingent consideration					4,011
Net tangible assets:
Current assets					4,375
Current liabilities					(3,825)
Total					550
Intangible assets acquired:
Intangible assets acquired								1,425	1,339	856	359
Goodwill		102,222	102,659	37,348	3,361
Deferred tax liability					(597)
Total					6,743
Total consideration					7,293
Estimated useful lives
Estimated useful lives									5 years	1 year	5 years
Pro forma financial information
Net revenues						222,856
Net income						$ 17,514
Net income per share
Basic (in dollars per share)						$ 0.43
Diluted (in dollars per share)						$ 0.41